UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-8253

              The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

               35 East 21st Street, New York, NY        10010

(Address of principal executive offices)               (Zip code)

              Emile R. Molineaux, Gemini Fund Services, LLC

             150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         212-995-8300

Date of fiscal year end:  12/31

Date of reporting period:  9/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)
	Shares		Value
		COMMON STOCKS - 71.4%
		CONSUMER DISCRETIONARY - 38.2%
	4,400	A.T. Cross Co., Class A *	$ 21,076
	9,500	Arbitron, Inc.	378,480
	29,864	Cablevision Systems Corp., Class A *	915,929
	14,000	Carnival Corp.	699,720
	29,000	Comcast Corp., Class A Special *	834,620
	14,000	Dow Jones & Co., Inc.	534,660
	6,000	Ethan Allen Interiors, Inc.	188,100
	5,630	Hanover Direct, Inc. *	6,531
	30,100	Hilton Hotels Corp.	671,832
	10,900	IHOP Corp.	444,066
	25,000	Limited Brands, Inc.	510,750
	12,300	McDonald's Corp.	411,927
	5,000	Meredith Corp.	249,450
	13,000	MGM Mirage *	569,010
	22,600	Midas, Inc. *	449,288
	2,500	Neiman Marcus Group, Inc. (The), Class A	249,875
	18,100	Orient-Express Hotels Ltd., Class A	514,402
	25,000	Pier 1 Imports, Inc.	281,750
	44,100	Playboy Enterprises, Inc., Class B *	621,810
	32,500	Saks, Inc. *	601,250
	12,500	Scholastic Corp. *	462,000
	58,000	Time Warner, Inc. *	1,050,380
	13,153	Viacom, Inc., Class B	434,180
	32,500	Walt Disney Co. (The)	784,225
			11,885,311

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited) (Continued)
	Shares		Value
		CONSUMER STAPLES - 4.7%
	12,000	CVS Corp.	$ 348,120
	14,000	H.J. Heinz Co.	511,560
	26,900	PepsiAmericas, Inc.	611,437
			1,471,117
		FINANCIAL SERVICES - 15.3%
	8,000	Automatic Data Processing, Inc.	344,320
	18,000	Bank of New York Co., Inc. (The)	529,380
	16,300	Citigroup, Inc.	741,976
	29,250	J.P. Morgan Chase & Co.	992,453
	2,200	Lehman Brothers Holdings, Inc.	256,256
	14,000	Merrill Lynch & Co., Inc.	858,900
	22,886	St. Paul Travelers Cos., Inc. (The)	1,026,895
			4,750,180
		HEALTHCARE - 4.1%
	19,800	Bristol-Myers Squibb Co.	476,388
	32,000	Pfizer, Inc.	799,040
			1,275,428
		INDUSTRIAL - 5.4%
	14,700	Aviall, Inc. *	496,566
	24,000	Cendant Corp.	495,360
	16,000	General Electric Co.	538,720
	12,000	Sea Containers Ltd.	140,640
			1,671,286

		INFORMATION TECHNOLOGY - 1.6%
	2,666	CEVA, Inc. *	13,810
	8,000	Diebold, Inc.	275,680
	8,000	DSP Group, Inc. *	205,280
			494,770

	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS
	September 30, 2005 (Unaudited) (Continued)
	Shares		Value
		TELECOMMUNICATIONS SERVICES - 2.1%
	10,000	ALLTEL Corp.	$ 651,100

		TOTAL COMMON STOCKS (Cost $17,669,538)	22,199,192

		INVESTMENT COMPANY - 3.0%
	944,349	BNY Hamilton Fund, to yield 3.14%, 10/1/05 (Cost $944,349)	944,349

	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATION - 25.7%
	$8,000,000	Federal Home Loan Bank, Discount Notes, 3.37%, 10/13/05 (Cost $7,990,545)	7,990,545

		TOTAL INVESTMENTS - 100.1% (Cost $26,604,432) (a)	$ 31,134,086

		OTHER ASSETS & LIABILITIES - (0.1)%	(18,136)
		NET ASSETS - 100.0%	$ 31,115,950

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 5,360,279
	Unrealized depreciation (830,625)
	Net unrealized appreciation $ 4,529,654

	Aggegate cost for Federal income tax purposes is substantially the same.

*	Non-Income producing security.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Michael J. Wagner

       Michael J. Wagner, President

Date      11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Michael J. Wagner

       Michael J. Wagner, President

Date      11/28/05

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, Treasurer

Date      11/28/05